Vanguard Wellesley® Income Fund

Supplement Dated July 1, 2021, to the Prospectus and Summary Prospectus Dated January 31, 2021

Important Change to Vanguard Wellesley Income Fund

Effective immediately, Michael E. Stack has retired from Wellington Management Company LLP and no longer serves as a portfolio manager for Vanguard Wellesley Income Fund. Loren L. Moran and W. Michael Reckmeyer, III remain as the portfolio managers of the Fund.

All references to Mr. Stack and corresponding disclosure related to Mr. Stack in the Fund's Prospectus and Summary Prospectus are hereby deleted. The Fund's investment objective, strategies, and policies remain unchanged.

© 2021 The Vanguard Group, Inc. All rights reserved.	PS 27C 072021
Vanguard Marketing Corporation, Distributor.

Vanguard Wellesley® Income Fund

Supplement Dated July 1, 2021, to the Statement of Additional Information Dated January 31, 2021

Important Change to Vanguard Wellesley Income Fund

Effective immediately, Michael E. Stack has retired from Wellington Management Company LLP and no longer serves as a portfolio manager for Vanguard Wellesley Income Fund. Loren L. Moran and W. Michael Reckmeyer, III remain as the portfolio managers of the Fund.

All references to Mr. Stack and corresponding disclosure related to Mr. Stack in the Fund's Statement of Additional Information are hereby deleted. The Fund's investment objective, strategies, and policies remain unchanged.

© 2021 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.

SAI 027C 072021